EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Declared dividends (Details) - COP ($) $ / shares in Units, $ in Millions		12 Months Ended
	Mar. 27, 2026	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of classes of share capital [abstract]
Net income for the period	$ 1,735,360	$ 999,886	$ 723,038	$ 2,541,179
Declared dividends		$ 2.3	$ 2	$ 3.6
Number of shares outstanding	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754	23,743,475,754
Total declared dividends	$ 755,043	$ 655,320	$ 569,843	$ 1,025,718